Recapitalization	9 Months Ended
Sep. 30, 2023
Recapitalization [Abstract]
RECAPITALIZATION

3. RECAPITALIZATION

As discussed in Note 1, on September 11, 2023, the Company consummated the Business Combination, with Legacy Spectral surviving the merger as a wholly-owned subsidiary of the Company.

On the date of the Business Combination, the Company recorded net liabilities of $2.4 million, with an offsetting decrease to additional paid-in capital. The following table provides the elements of the Business Combination and reconciles these elements to the condensed consolidated statements of stockholders’ equity and the condensed consolidated statements of cash flows for the nine months ended September 30, 2023:

Cash	$660
Other current assets	127
Accounts payable	(860)
Accrued expenses	(277)
Warrant liabilities	(2,024)
Net assets assumed in exchange for common stock	(2,374)
Less: Cash	(660)
Non-cash net assets assumed in exchange for common stock	$(3,034)

Upon the Closing, the Company issued 33,333 shares of Company Common Stock, with a fair value of $0.2 million, to settle an assumed liability to the Sponsor as a payment for an administrative fee.

The Company recorded transaction costs, consisting of legal, accounting and other professional services incurred by Legacy Spectral related to the Business Combination, of $7.6 million (the “Transaction Costs”), in other income (expense) in the condensed consolidated statement of operations for the three and nine months ended September 30, 2023 and no costs were capitalized. As of September 30, 2023, $1.4 million and $1.0 million of the Transaction Costs are included accounts payable and accrued expenses, respectively. The remaining $5.2 million of Transaction Costs included $0.8 million in cash paid for transaction costs, the issuance of 400,000 shares of Company Common Stock with a fair value of $1.8 million and the commitment to issue 566,667 shares of Company Common Stock with an aggregate fair value of $2.6 million (the “Committed Stock”). See Note 15.

The commitments to issue shares in exchange for Committed Stock obligation is equity-classified in accordance with ASC 815 as they are freestanding contracts that will be settled in shares of Company Common Stock. Accordingly, the Company recorded the Committed Stock obligations based on the fair value of the Company Common Stock upon the Closing and will not remeasure this obligation at any reporting dates or upon issuance of the shares.

Prior to the Business Combination the Company incurred $0.7 million of transaction costs, included in other income (expense) in the condensed consolidated statement of operations for the nine months ended September 30, 2023, for professional services incurred by Legacy Spectral that were related to potential business combinations that did not occur.

Registration Rights Agreements

In accordance with the agreement with one of the Company’s underwriters, for 166,667 shares of Committed Stock, the Company was required to file a registration statement with the SEC within 45 days of the Closing. The Company is required to use its commercially reasonable efforts to cause such registration to become effective, and in any event if such registration statement does not become effective, the Company has 30 days to cure such default or will be required to pay the obligation with $1.3 million of cash. In accordance with ASC 825, Financial Instruments, the Company has a registration right obligation, however, in accordance with ASC 450, Contingencies (“ASC 450”), the obligation is not probable as the Company has several options to provide registration rights pursuant to the agreement and thus no liability has been recorded.

In addition, the Company has an obligation to register 400,000 shares of Committed Stock pursuant to an effective registration statement with the SEC within 30 days of the Closing. The Company is required to use its best efforts to cause such registration to become effective within 45 days if the registration statement is not reviewed by the SEC and 60 days if the registration statement is reviewed by the SEC. If the registration statement is not effective by the specified time period or if the Company does not maintain effectiveness of the registration statement for two years, the Company has to pay the obligation with $3.0 million of cash. In accordance with ASC 825, Financial Instruments, the Company has a registration right obligation, however, in accordance with ASC 450 the obligation is not probable as the Company has several options to provide registration rights pursuant to the agreement and thus no liability has been recorded.